TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
PRC Statutory income tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	8%	-9%	5%
The effect of change in the tax rate of subsidiaries	26%	0%	0%
Non-deductible expenses	-2%	-1%	1%
Additional deduction for research and development expenditures	16%	48%	-6%
Share-based compensation	-23%	-23%	4%
Non-taxable income	0%	0%	-2%
Permanent book-tax differences	2%	7%	4%
Change in valuation allowance	-40%	-83%	-2%

Effective tax rates	12%	-36%	29%

Summary of Valuation Allowance
Movement of valuation allowance

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
Balance at beginning of the year	(10,004)	(65,225)	(156,150)
Changes of valuation allowance (1)	(55,221)	(90,925)	59,661

Balance at end of the year	(65,225)	(156,150)	(96,489)

(1)
Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination as of December 31, 2021
, the Group evaluates a variety of factors
supporting the utilization of carry-forwards through a forecast of future taxable profits for each impacted entity within a specific tax jurisdiction, including
:
the Group’s entities’ operating history
and forecast
, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2020 and 2021, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards generated by certain unprofitable subsidiaries.
As of December 31, 2019 and 2020, valuation allowances of RMB 55,221 and 90,925 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

Summary of Operating Loss Carryforwards	As of December 31, 2021, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2022	6,264
2023	484
2024	288,839
2025	227,979
2026	48,915

572,481

Deferred tax assets [Member]
Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	205,487	108,667
Deferred membership program revenue	—	212
Refund payable to members	1,100	172
Inventory write-downs	2,632	1,749
Allowance for credit losses	3,272	2,813
Others	4,101	1,021
Less: valuation allowance	(156,150)	(96,489)

Total deferred tax assets	60,442	18,145

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities
Gain or loss from changes in fair values	2,684	2,572
Others	135	648

Total deferred tax liabilities	2,819	3,220